Reinsurance Balances Recoverable on Paid and Unpaid Losses - Summary of Reinsurance Reserves Recoverable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects of Reinsurance [Line Items]
Outstanding losses	$ 1,201,869	$ 1,245,435
IBNR	647,843	785,530
ULAE	16,688
Fair value adjustments - acquired companies	(15,353)	(15,255)
Fair value adjustments - fair value option	(21,427)	(88,086)
Total reinsurance reserves recoverable	1,829,620	1,927,624	$ 1,708,272	$ 1,693,028
Paid losses recoverable	259,543	253,510
Total	2,089,163	2,181,134
Reinsurance balances recoverable on paid and unpaid losses	1,568,333	1,485,616
Reinsurance balances recoverable on paid and unpaid losses - fair value option	520,830	695,518
Corporate & Other
Effects of Reinsurance [Line Items]
Outstanding losses	0	0
IBNR	0	0
ULAE	0
Fair value adjustments - acquired companies	(15,353)	(15,255)
Fair value adjustments - fair value option	(21,427)	(88,086)
Total reinsurance reserves recoverable	(36,780)	(103,341)
Paid losses recoverable	0	0
Total	(36,780)	(103,341)
Reinsurance balances recoverable on paid and unpaid losses	(15,353)	(15,255)
Reinsurance balances recoverable on paid and unpaid losses - fair value option	(21,427)	(88,086)
Run-off
Effects of Reinsurance [Line Items]
Outstanding losses	938,231	972,293
IBNR	508,082	673,059
ULAE	16,688
Fair value adjustments - acquired companies	0	0
Fair value adjustments - fair value option	0	0
Total reinsurance reserves recoverable	1,463,001	1,645,352	1,511,206	1,522,438
Paid losses recoverable	172,309	181,375
Total	1,635,310	1,826,727
Reinsurance balances recoverable on paid and unpaid losses	1,093,053	1,043,123
Reinsurance balances recoverable on paid and unpaid losses - fair value option	542,257	783,604
Legacy Underwriting
Effects of Reinsurance [Line Items]
Outstanding losses	263,638	273,142
IBNR	139,761	112,471
ULAE	0
Fair value adjustments - acquired companies	0	0
Fair value adjustments - fair value option	0	0
Total reinsurance reserves recoverable	403,399	385,613	$ 343,418	$ 316,213
Paid losses recoverable	87,234	72,135
Total	490,633	457,748
Reinsurance balances recoverable on paid and unpaid losses	490,633	457,748
Reinsurance balances recoverable on paid and unpaid losses - fair value option	$ 0	$ 0